Retirement Benefit Obligations - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit pension plan assets, invested percentage	95.00%	95.00%
Defined benefit pension plan assets, other investments, percentage	5.00%	5.00%
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Defined benefit plans, company match, eligible contributions, percent	50.00%
Defined benefit plans, company match, eligible wages, percent	8.00%
Post-employment benefit expense, defined contribution plans	$ 7,292	$ 6,421	$ 5,860
Recognized income from 401K forfeitures	$ 565	$ 792	$ 245
Minimum
Disclosure of defined benefit plans [line items]
Non-qualified deferred compensation plan, deferred amount, eligible compensation	20.00%
Maximum
Disclosure of defined benefit plans [line items]
Non-qualified deferred compensation plan, deferred amount, eligible compensation	0.00%
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Discount rate used in computing ending obligations	5.35%	4.84%